Business Acquisitions - Summary of Preliminary Value Allocated to Purchase Price (Parenthetical) (Details) - CAD ($)	Mar. 13, 2019	May 01, 2019
Disclosure Of Business Combinations [Abstract]
Contingent consideration	$ 2,300,000	$ 5,300
Warrants to purchase common shares	280,000
Exercise price of common shares	$ 1.81